Deposits (Tables)	12 Months Ended
Mar. 31, 2023
Deposits [Abstract]
Deposits	Deposits at March 31, 2022 and 2023 consist of the following:

	Millions of yen
	2022	2023
Time deposits	¥1,876,129	¥1,885,970
Other deposits	400,029	360,375

Total	¥2,276,158	¥2,246,345

Schedule of Time Deposits Maturity
The maturity schedule of time deposits at March 31, 2023 is as follows:

Years ending March 31,	Millions of yen
2024	¥879,884
2025	409,259
2026	369,171
2027	94,053
2028	52,596
Thereafter	81,007

Total	¥1,885,970